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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                                  Protective Variable Annuity Separate Account
                                  2801 Highway 280 South
                                  Birmingham, Alabama 35223

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                        Variable Annuity Contracts



 ______________________________________________________________________________
 3. Investment Company Act File Number:  811-8108


    Securities Act File Number: 33-70984
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       Year Ended December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       None

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       None


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                   24,421,707 Shares
                   $182,838,474

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                   24,421,707 Shares
                   $182,838,474



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $  182,838,474
                                                             __________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +      N/A
                                                             __________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -    2,093,803
                                                             __________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +          -0-
                                                             ___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                           180,744,671
                                                             ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x    .00034483
                                                             ___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                                    62,326
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                      February 28, 1996
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Lizabeth Reynolds Nichols
                            ----------------------------------------------
                            Vice President & Associate General Counsel
                            ----------------------------------------------

  Date February 27, 1996
       -----------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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                    [Protective Life Corporation Letterhead]


                                February 27, 1996

Protective Life Corporation
2801 Highway 280 South
Birmingham, Alabama 35223


Gentlemen:


     With respect to the registration of an indefinite amount of securities in the form of certain deferred variable annuity contracts (the "Contracts") on Form N-4 (file no. 33-70984) under the Securities Act of 1933, as amended, and the notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, by which the registration under the Securities Act of 1933 of $182,838,474 in such securities (the "Securities") sold during 1995 was made definite. I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

     1. The Company is a corporation duly organized and validly existing as a stock life insurance company under the laws of the State of Tennessee and is duly authorized by the Department of Commerce and Insurance of the State of Tennessee to issue the Contracts.

     2. The Account is a duly authorized and existing separate account established pursuant to the provisions of Section 53-3-501 of the Tennessee Code.

     3. To the extent so provided under the Contracts, that portion of the assets of the account equal to the reserves and other contract liabilities with respect to the Account will not be chargeable with liabilities arising out of any other business that the Company may conduct.

     4. The Contracts, when issued as contemplated by the Form N-4 registration statement, will constitute legal, validly issued and binding obligations of the Company.

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Protective Life Corporation
February 27, 1996
Page 2


     I hereby consent to the filing of this opinion as an exhibit to the Account's notice pursuant to Rule 24f-2.

                                             Sincerely,

                                             /s/ Lizabeth Reynolds Nichols

                                             Lizabeth Reynolds Nichols, Esq.
                                             Vice President,
                                             Senior Associate Counsel